WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 108.7%
COMMUNICATION SERVICES - 16.7%
Diversified Telecommunication Services - 4.3%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	670,000	$737,884	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	1,467,000	1,527,514	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	383,000	415,189	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	489,000	496,616	(a)
Lumen Technologies Inc., Senior Secured Notes	4.000%	2/15/27	2,100,000	2,160,375	(a)
Qwest Corp., Senior Notes	6.750%	12/1/21	2,500,000	2,548,438
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	420,000	482,832
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	2,000,000	2,920,782
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	500,000	587,195

Total Diversified Telecommunication Services				11,876,825

Entertainment - 0.8%
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000	833,457
Netflix Inc., Senior Notes	6.375%	5/15/29	510,000	656,579
TWDC Enterprises 18 Corp., Senior Notes	3.000%	2/13/26	750,000	816,443

Total Entertainment				2,306,479

Media - 7.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	100,000	104,750	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,720,000	1,805,570	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.300%	2/1/32	1,000,000	983,716
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	720,000	974,116
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,660,000	3,751,081
Comcast Corp., Senior Notes	3.700%	4/15/24	2,000,000	2,168,188
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Secured Notes	5.875%	8/15/27	1,150,000	1,190,422	(a)(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	960,000	1,035,538
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,810,000	3,210,425
DISH DBS Corp., Senior Notes	5.125%	6/1/29	530,000	526,078	(a)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - continued
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,730,000	$2,504,894
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	910,000	997,524	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	630,000	665,334	(a)

Total Media				19,917,636

Wireless Telecommunication Services - 4.4%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000	939,471
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	790,000	873,610	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000	138,836
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,000,000	1,031,440
Sprint Corp., Senior Notes	7.875%	9/15/23	3,410,000	3,862,336
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	1,000,000	1,024,345
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	1,500,000	1,539,675
VEON Holdings BV, Senior Notes	3.375%	11/25/27	1,300,000	1,313,449	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	380,000	388,535	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	1,000,000	1,172,335

Total Wireless Telecommunication Services				12,284,032

TOTAL COMMUNICATION SERVICES				46,384,972

CONSUMER DISCRETIONARY - 10.3%
Auto Components - 1.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	850,000	870,187	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	560,000	612,892	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	771,000	811,478
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,280,000	1,352,371	(a)

Total Auto Components				3,646,928

Automobiles - 2.0%
Ford Motor Co., Senior Notes	8.500%	4/21/23	710,000	789,151
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,270,000	1,564,894
General Motors Co., Senior Notes	5.400%	10/2/23	160,000	175,565
General Motors Co., Senior Notes	6.125%	10/1/25	220,000	260,620
General Motors Co., Senior Notes	6.600%	4/1/36	720,000	998,010
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,520,000	1,737,590	(a)

Total Automobiles				5,525,830

Diversified Consumer Services - 0.2%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	540,000	540,000	(a)

See Notes to Schedule of Investments.

2	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - 5.9%
1011778 BC ULC/New Red Finance Inc.,
Senior Secured Notes	5.750%	4/15/25	400,000		$422,680	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	520,000		549,900	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	650,000		631,312	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	690,000		736,575	(a)
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	2.628%	7/16/35	1,768,000	GBP	1,934,489	(c)(d)
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	124,474	GBP	181,180	(c)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	1,490,000		1,760,070	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	1,360,000		1,555,500	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,260,000	GBP	1,700,468	(c)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	100,000		95,250	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,030,000		2,018,074	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,060,000		1,087,984	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,610,000		1,628,394	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,600,000		1,706,496	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	360,000		390,460	(a)

Total Hotels, Restaurants & Leisure					16,398,832

Household Durables - 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	738,000		863,379

Specialty Retail - 0.2%
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	560,000		580,319	(a)

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	880,000		949,859	(a)

TOTAL CONSUMER DISCRETIONARY					28,505,147

CONSUMER STAPLES - 3.5%
Beverages - 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	940,000		1,170,682
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,690,000		1,938,277
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	60,000		72,238

Total Beverages					3,181,197

Food & Staples Retailing - 0.6%
Tesco PLC, Senior Notes	6.125%	2/24/22	1,200,000	GBP	1,721,905

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 1.5%
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	1,050,000	$1,163,692
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	180,000	207,913
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	400,000	508,070
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	550,000	737,997
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,520,000	1,628,391	(a)

Total Food Products				4,246,063

Tobacco - 0.2%
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000	676,027

TOTAL CONSUMER STAPLES				9,825,192

ENERGY - 20.8%
Oil, Gas & Consumable Fuels - 20.8%
Chevron USA Inc., Senior Notes	5.050%	11/15/44	1,000,000	1,379,394
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,060,000	1,112,825
Continental Resources Inc., Senior Notes	4.375%	1/15/28	640,000	709,789
Devon Energy Corp., Senior Notes	8.250%	8/1/23	400,000	453,691	(a)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,120,000	1,215,988
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000	3,202,440
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	260,000	267,491	(d)(e)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	400,000	436,132	(a)
EQT Corp., Senior Notes	3.000%	10/1/22	1,590,000	1,614,542
EQT Corp., Senior Notes	3.900%	10/1/27	1,700,000	1,846,684
EQT Corp., Senior Notes	5.000%	1/15/29	1,220,000	1,381,150
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	2,130,000	2,429,691	(a)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	1,110,000	1,166,869	(c)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,970,000	2,218,183	(a)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	740,000	765,615	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	800,000	1,171,887	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	1,030,000	1,067,358	(a)
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	1,060,000	1,030,092
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	3,240,000	3,697,763
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	2,800,000	3,161,928	(f)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	160,000	187,452
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	2,230,000	2,305,262	(a)
Qatar Petroleum, Senior Notes	2.250%	7/12/31	750,000	760,032	(a)

See Notes to Schedule of Investments.

4	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Range Resources Corp., Senior Notes	5.000%	3/15/23	420,000	$435,242
Range Resources Corp., Senior Notes	4.875%	5/15/25	290,000	301,452
Range Resources Corp., Senior Notes	9.250%	2/1/26	2,545,000	2,765,804
Range Resources Corp., Senior Notes	8.250%	1/15/29	480,000	532,118	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000	367,990	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	540,000	605,017
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,940,000	2,262,430
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	430,000	467,625
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,271,179
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,750,000	4,034,494	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,010,000	953,208	(a)
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	3,655,000	4,108,403
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	250,000	276,259
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	2,770,000	3,264,667
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000	447,083
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	540,000	594,135
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	480,154
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	610,905
YPF SA, Senior Notes	8.500%	7/28/25	120,000	93,751	(a)
YPF SA, Senior Notes	6.950%	7/21/27	400,000	280,560	(a)

TOTAL ENERGY				57,734,734

FINANCIALS - 28.3%
Banks - 17.7%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	550,000	632,500	(d)(e)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	170,000	192,100	(d)(e)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,000,000	2,269,034

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,020,000	$1,109,432
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	890,000	1,009,594	(d)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,500,000	1,730,220
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	798,812	(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,000,000	2,070,400	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	360,000	421,511	(a)(d)(e)
CIT Group Inc., Senior Notes	5.000%	8/15/22	110,000	114,827
CIT Group Inc., Senior Notes	5.250%	3/7/25	400,000	451,668
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,100,000	1,212,750	(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	500,000	539,750	(d)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	3,000,000	3,409,167
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	560,000	683,296	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	2,070,000	2,294,440	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,620,000	4,133,587	(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000	2,366,211	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,550,000	4,011,917	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	4,890,000	5,174,231	(d)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	1,250,000	1,361,719	(d)(e)

See Notes to Schedule of Investments.

6	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - continued
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,200,000		$1,370,236
Natwest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K. Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	750,000	GBP	1,080,384	(d)(e)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	510,000		511,645	(d)(e)
Natwest Group PLC, Subordinated Notes	6.000%	12/19/23	1,000,000		1,118,994
Royal Bank of Canada, Senior Notes	2.333%	12/5/23	1,800,000	CAD	1,494,659
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,150,000	GBP	1,685,868	(c)(d)(e)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	394,000		428,514	(a)
Toronto-Dominion Bank, Senior Notes	3.226%	7/24/24	900,000	CAD	769,224
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,190,000		1,447,470	(a)(d)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	110,000		124,850	(d)(e)
Wells Fargo & Co., Junior Subordinated Notes (5.900% to 6/15/24 then 3 mo. USD LIBOR + 3.110%)	5.900%	6/15/24	2,910,000		3,138,741	(d)(e)

Total Banks					49,157,751

Capital Markets - 5.0%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,840,000		2,075,455	(a)(d)(e)
Credit Suisse Group AG, Senior Notes	4.875%	5/15/45	470,000		608,242
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	2,750,000		3,005,796
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	2,700,000	EUR	3,233,200
Goldman Sachs Group Inc., Subordinated Notes	5.500%	10/12/21	600,000	GBP	841,752
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,900,000		2,088,946	(a)(d)(e)
UBS Group AG, Senior Notes	4.253%	3/23/28	1,830,000		2,093,059	(a)

Total Capital Markets					13,946,450

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.450%	12/16/21	1,870,000		$1,891,326
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	160,000		165,995
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	990,000		1,113,225
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,250,000		1,372,705
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,978,225		4,003,089	(a)(g)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	580,000		440,800	(c)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	660,000		498,300	(c)
Huarong Finance II Co. Ltd., Senior Notes	4.625%	6/3/26	300,000		202,500	(c)
Huarong Finance II Co. Ltd., Senior Notes	4.875%	11/22/26	400,000		268,000	(c)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	330,000		347,758
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	600,000		661,443	(a)

Total Diversified Financial Services					10,965,141

Insurance - 1.7%
BUPA Finance PLC, Subordinated Bonds	5.000%	4/25/23	910,000	GBP	1,352,419	(c)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,550,579	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		420,750	(a)
Scottish Widows Ltd., Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,368,996	(c)

Total Insurance					4,692,744

TOTAL FINANCIALS					78,762,086

HEALTH CARE - 5.7%
Biotechnology - 0.4%
AbbVie Inc., Senior Notes	3.200%	5/14/26	1,000,000		1,091,346

Health Care Providers & Services - 1.9%
Centene Corp., Senior Notes	4.250%	12/15/27	410,000		433,062
Centene Corp., Senior Notes	4.625%	12/15/29	1,090,000		1,195,948
CVS Health Corp., Senior Notes	4.100%	3/25/25	361,000		400,464
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000		1,142,557
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	530,000		561,898	(a)

See Notes to Schedule of Investments.

8	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - continued
Magellan Health Inc., Senior Notes	4.900%	9/22/24	790,000		$880,803
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	730,000		785,677	(a)

Total Health Care Providers & Services					5,400,409

Pharmaceuticals - 3.4%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	150,000		162,375	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,348,000		1,377,488	(a)
Bristol-Myers Squibb Co., Senior Notes	3.900%	2/20/28	2,000,000		2,321,197
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,530,000		1,541,475
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	250,000		251,596
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,920,000		1,900,320
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,380,000		1,451,588
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	440,000		422,774

Total Pharmaceuticals					9,428,813

TOTAL HEALTH CARE					15,920,568

INDUSTRIALS - 12.6%
Aerospace & Defense - 3.3%
Boeing Co., Senior Notes	3.250%	2/1/28	2,000,000		2,131,637
Boeing Co., Senior Notes	3.200%	3/1/29	5,365,000		5,672,639
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,450,000		1,558,786	(a)

Total Aerospace & Defense					9,363,062

Airlines - 5.3%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	740,000		745,666
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	1,650,000		1,703,489
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	500,000		507,192
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	410,000		482,906
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,490,000		2,930,517	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	540,000		604,025	(a)
Manchester Airport Group Funding PLC, Senior Secured Notes	4.125%	4/2/24	860,000	GBP	1,293,478	(c)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,480,000		1,613,200	(a)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - continued
Spirit Loyalty Cayman Ltd./Spirit IP Cayman
Ltd., Senior Secured Notes	8.000%	9/20/25	1,889,999	$2,124,576	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	780,000	809,979
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	400,000	412,000	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	1,420,060	1,492,145

Total Airlines				14,719,173

Building Products - 2.0%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,220,000	1,706,188	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,775,000	2,865,188	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,025,000	1,068,327	(a)

Total Building Products				5,639,703

Commercial Services & Supplies - 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Notes	6.000%	6/1/29	220,000	220,557	(a)

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (3 mo. USD LIBOR + 3.330%)	3.449%	9/15/21	350,000	343,746	(d)(e)

Machinery - 0.4%
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	980,000	1,025,041	(a)

Trading Companies & Distributors - 1.4%
Ashtead Capital Inc., Senior Notes	4.125%	8/15/25	2,895,000	2,960,137	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	410,000	407,003	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	295,000	310,856
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	140,000	148,033

Total Trading Companies & Distributors				3,826,029

TOTAL INDUSTRIALS				35,137,311

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	270,000	286,209	(a)

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	1,000,000	1,070,434

Software - 0.1%
Rocket Software Inc., Senior Notes	6.500%	2/15/29	300,000	298,889	(a)

Technology Hardware, Storage & Peripherals - 1.6%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	440,000	450,734	(a)

See Notes to Schedule of Investments.

10	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - continued
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,330,000	$2,574,650
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	520,000	581,100
Western Digital Corp., Senior Notes	4.750%	2/15/26	670,000	744,537

Total Technology Hardware, Storage & Peripherals				4,351,021

TOTAL INFORMATION TECHNOLOGY				6,006,553

MATERIALS - 4.3%
Chemicals - 0.6%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	820,000	869,241	(a)
OCP SA, Senior Notes	5.625%	4/25/24	800,000	882,500	(a)

Total Chemicals				1,751,741

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	640,000	661,440	(a)

Metals & Mining - 2.9%
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	750,000	1,096,890
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	400,000	408,000	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	120,000	152,724
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000	77,209
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,600,000	1,675,464	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000	2,346,133
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	600,000	785,552
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000	474,812
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	1,062,195

Total Metals & Mining				8,078,979

Paper & Forest Products - 0.6%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	400,000	466,956	(a)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	1,100,000	1,091,475

Total Paper & Forest Products				1,558,431

TOTAL MATERIALS				12,050,591

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	400,000	442,786
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	2,510,000	2,660,236
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	890,000	959,336
Service Properties Trust, Senior Notes	5.500%	12/15/27	810,000	864,879

Total Equity Real Estate Investment Trusts (REITs)				4,927,237

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Real Estate Management & Development - 0.5%
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	500,000		$457,120	(c)
China SCE Group Holdings Ltd., Senior Secured Notes	6.000%	2/4/26	500,000		451,888	(c)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/4/23	600,000		521,250	(c)

Total Real Estate Management & Development					1,430,258

TOTAL REAL ESTATE					6,357,495

UTILITIES - 2.0%
Electric Utilities - 1.2%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,330,000		1,860,684
Pampa Energia SA, Senior Notes	7.375%	7/21/23	740,000		713,112	(c)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	820,000		733,814	(a)

Total Electric Utilities					3,307,610

Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	860,000		903,456

Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	1,350,000		1,431,607	(a)

TOTAL UTILITIES					5,642,673

TOTAL CORPORATE BONDS & NOTES (Cost - $263,808,273)					302,327,322

SOVEREIGN BONDS - 14.8%
Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	52,555		20,286
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	510,200		186,733
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	1,000,000		762,800	(c)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	380,000		262,204	(a)

Total Argentina					1,232,023

Brazil - 0.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	1,231,000	BRL	244,788
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	529,000	BRL	105,272

Total Brazil					350,060

See Notes to Schedule of Investments.

12	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Chile - 1.2%
Chile Government International Bond, Senior Notes	2.550%	1/27/32	3,250,000		$3,338,075

Ecuador - 0.2%
Ecuador Government International Bond, Senior Notes, Step bond (1.000% to 7/31/22, then 2.500% to 7/31/23, then 3.500% to 7/31/24, then 5.500% to 7/31/25, then 6.900% to 7/31/35)	1.000%	7/31/35	750,000		523,133	(a)

Indonesia - 3.0%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	600,000		663,216	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	600,000		670,131	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,960,000		4,352,645	(f)
Indonesia Government International Bond, Senior Notes	1.850%	3/12/31	1,000,000		973,344
Indonesia Treasury Bond	7.000%	5/15/22	23,098,000,000	IDR	1,645,807

Total Indonesia					8,305,143

Mexico - 3.0%
Mexican Bonos, Senior Notes	7.750%	11/23/34	77,450,000	MXN	4,103,094
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	2,200,000		2,421,001
Mexico Government International Bond, Senior Notes	1.450%	10/25/33	1,500,000	EUR	1,695,433

Total Mexico					8,219,528

Panama - 1.8%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,500,000		2,639,125
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,350,000		2,284,529

Total Panama					4,923,654

Peru - 1.5%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	2,150,000		2,163,738
Peruvian Government International Bond, Senior Notes	1.862%	12/1/32	1,710,000		1,565,898
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	570,000		557,888

Total Peru					4,287,524

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Poland - 1.0%
Republic of Poland Government Bond	2.500%	7/25/27	10,160,000	PLN	$2,839,824

Russia - 1.8%
Russian Federal Bond - OFZ	7.000%	1/25/23	42,450,000	RUB	583,765
Russian Federal Bond - OFZ	7.750%	9/16/26	103,070,000	RUB	1,477,712
Russian Federal Bond - OFZ	6.900%	5/23/29	212,199,000	RUB	2,933,920

Total Russia					4,995,397

United Arab Emirates - 0.8%
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	2,000,000		2,094,020	(a)

TOTAL SOVEREIGN BONDS (Cost - $39,762,611)					41,108,381

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.0%
U.S. Government Obligations - 6.0%
U.S. Treasury Notes	2.500%	3/31/23	2,500,000		2,597,852	(f)
U.S. Treasury Notes	2.750%	8/31/23	2,500,000		2,632,812	(f)
U.S. Treasury Notes	2.875%	9/30/23	1,300,000		1,374,902	(f)
U.S. Treasury Notes	2.125%	11/30/23	1,600,000		1,670,500	(f)
U.S. Treasury Notes	2.125%	3/31/24	2,500,000		2,621,973	(f)
U.S. Treasury Notes	2.000%	6/30/24	2,000,000		2,096,758	(f)
U.S. Treasury Notes	0.750%	4/30/26	700,000		702,967
U.S. Treasury Notes	1.250%	4/30/28	3,000,000		3,055,840	(f)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $16,037,729)					16,753,604

SENIOR LOANS - 4.7%
COMMUNICATION SERVICES - 2.6%
Media - 2.6%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.860%	4/30/25	720,807		719,582	(d)(h)(i)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.860%	2/1/27	738,722		731,105	(d)(h)(i)
DIRECTV Financing LLC, Initial Term Loan	—	7/22/27	5,920,000		5,915,590	(j)

TOTAL COMMUNICATION SERVICES					7,366,277

CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.9%
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.839%	6/22/26	2,577,239		2,548,374	(d)(h)(i)

INDUSTRIALS - 1.2%
Airlines - 1.2%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,050,000		1,110,669	(d)(h)(i)

See Notes to Schedule of Investments.

14	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - continued
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	1,750,000	$1,857,634	(d)(h)(i)
United Airlines Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	299,250	300,167	(d)(h)(i)

TOTAL INDUSTRIALS				3,268,470

TOTAL SENIOR LOANS (Cost - $12,969,228)				13,183,121

CONVERTIBLE BONDS & NOTES - 0.8%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes (Cost - $1,838,911)	3.375%	8/15/26	2,190,000	2,250,225

			SHARES
PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.4%
State Street Corp. (5.900% to 3/15/24 then 3 mo. USD LIBOR + 3.108%) (Cost - $937,278)	5.900%		37,454	1,071,184	(d)

CONVERTIBLE PREFERRED STOCKS - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Targa Resources Corp., Non Voting Shares (Cost - $987,000)	9.500%		940	1,009,512

			FACE AMOUNT†
COLLATERALIZED MORTGAGE OBLIGATIONS(K) - 0.0%††
JPMorgan Mortgage Trust, 2005-A5 1A2 (Cost - $82,767)	2.466%	8/25/35	88,221	91,633	(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $336,423,797)				377,794,982

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY‡	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $7,352,478)	0.010%	7,352,478	$7,352,478	(l)

TOTAL INVESTMENTS - 138.4% (Cost - $343,776,275)			385,147,460

Liabilities in Excess of Other Assets - (38.4)%			(106,873,203)

TOTAL NET ASSETS - 100.0%			$278,274,257

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of July 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $7,352,478 and the cost was $7,352,478 (Note 2).

See Notes to Schedule of Investments.

16	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar

At July 31, 2021, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Barclays Bank PLC	0.550%	10/2/2020	TBD	***	$1,980,000	Sovereign Bonds	$2,201,417
Deutsche Bank AG	0.070%	5/26/2021	8/26/2021		15,969,375	U.S. Government & Agency Obligations	16,149,540
Goldman Sachs Group Inc.	0.750%	7/23/2021	10/21/2021		2,583,000	Corporate Bonds & Notes	3,242,428

					$20,532,375		$21,593,385

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of July 31, 2021.

At July 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	120	9/21	$16,019,792	$16,134,375	$(114,583)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report	17

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

At July 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR 1,000,000	USD	1,182,170	BNP Paribas SA	10/19/21	$5,977
EUR 17,810,349	USD	21,155,204	BNP Paribas SA	10/19/21	6,107
GBP 2,134,845	USD	2,955,050	Goldman Sachs Group Inc.	10/19/21	12,922

Total					$25,006

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Global Corporate Defined Opportunity Fund Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

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Notes to Schedule of Investments (unaudited) (continued)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$302,327,322	—	$302,327,322
Sovereign Bonds	—	41,108,381	—	41,108,381
U.S. Government & Agency Obligations	—	16,753,604	—	16,753,604
Senior Loans	—	13,183,121	—	13,183,121
Convertible Bonds & Notes	—	2,250,225	—	2,250,225
Preferred Stocks	$1,071,184	—	—	1,071,184
Convertible Preferred Stocks	—	1,009,512	—	1,009,512
Collateralized Mortgage Obligations	—	91,633	—	91,633

Total Long-Term Investments	1,071,184	376,723,798	—	377,794,982

Short-Term Investments†	7,352,478	—	—	7,352,478

Total Investments	$8,423,662	$376,723,798	—	$385,147,460

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$25,006	—	$25,006

Total	$8,423,662	$376,748,804	—	$385,172,466

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$114,583	—	—	$114,583

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$19,669,524	19,669,524	$12,317,046	12,317,046	—	$50	—	$7,352,478

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